S000031353 [Member] Expense Example - S000031353 [Member]	Jul. 31, 2025 USD ($)
C000097427 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,140
C000097419 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	1,922
C000097421 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	$ 2,057